Property and Equipment, Net (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Depreciation and amortization expense	$ 9,110	$ 16,350
Leasehold Improvements [Member] | Minimum [Member]
Property plant and equipment useful life	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property plant and equipment useful life	7 years
Machinery And Equipment [Member] | Minimum [Member]
Property plant and equipment useful life	3 years
Machinery And Equipment [Member] | Maximum [Member]
Property plant and equipment useful life	7 years
Furniture And Fixtures [Member] | Minimum [Member]
Property plant and equipment useful life	3 years
Furniture And Fixtures [Member] | Maximum [Member]
Property plant and equipment useful life	7 years
Computer Equipment [Member] | Minimum [Member]
Property plant and equipment useful life	3 years
Computer Equipment [Member] | Maximum [Member]
Property plant and equipment useful life	7 years